Financial instruments - fair values and risk management - Summary of Information About the Exposure to Credit Risk and ECLs for Loans Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (14,345)	€ (14,345)	€ (8,456)
Loans receivable
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	16,176	16,113
Impairment loss allowance	(14,345)	(14,345)
Loans receivable | Financial assets neither past due nor impaired | Grades 1 - 6: Low risk (BBB- to AAA)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 359	€ 567
Weighted average loss rate	0.00%	0.00%
Loans receivable | Financial assets neither past due nor impaired | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 3,559	€ 3,288
Weighted average loss rate	58.50%	63.50%
Impairment loss allowance	€ (2,087)	€ (2,087)
Loans receivable | Financial assets impaired | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 12,258	€ 12,258
Weighted average loss rate	100.00%	100.00%
Impairment loss allowance	€ (12,258)	€ (12,258)